Investment In Associated Companies - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Equity method investment other than temporary impairment	$ 0
Remaining economic lives of underlying assets	30 years
Weighted average cost of capital	9.75%
Total Cost method investments other than temporary impairment	$ 0
SeaMex Limited [Member]
Schedule of Investments [Line Items]
Equity method investment other than temporary impairment	$ 0	$ 36,000,000
Remaining economic lives of underlying assets	30 years
Weighted average cost of capital	10.25%
Ownership interest	50.00%
Direct Ownership Interest [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Equity method investment other than temporary impairment		82,000,000
Subordinated Units [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Equity method investment other than temporary impairment		$ 723,000,000
Non Economic Interest [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Ownership interest	0.00%
Incentive Distribution Rights [Member] | Seadrill Partners LLC [Member]
Schedule of Investments [Line Items]
Ownership interest	100.00%